LONG-TERM DEBT - LMATT Growth and Income Series 1.2026, Inc. Market-Indexed Notes (Details) - USD ($)	Sep. 16, 2022	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Assets		$ 277,334,437	$ 59,094,847
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		66,165,396	28,249,653
LMATT Growth & Income Series 1.2026, Inc | Market-indexed notes
Debt Instrument [Line Items]
Face amount	$ 400,000
Upside performance participation cap	140.00%
Market downturn protection percentage	10.00%
Note reduction ratio for losses below threshold	1.00%
Dividend percentage	4.00%
LMATT Growth & Income Series 1.2026, Inc | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets		517,218
LMATT Growth & Income Series 1.2026, Inc | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		$ 459,553	$ 400,000
LMATT Growth & Income Series 1.2026, Inc
Debt Instrument [Line Items]
Ownership percentage	100.00%